Shareholders' equity - Restricted stock unit (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) EquityInstruments shares	Dec. 31, 2018 USD ($) EquityInstruments
Restricted Share Units
Stock-based payments
Number of shares for each RSU vests | shares	1
Fair value of RSUs granted	$ 3,900,000	$ 3,400,000
Number of trading days immediately preceding the date of conversion or award grant for determining fair value	5 days
Stock-based compensation expenses	$ 2,600,000	2,600,000
Capitalised to royalty, stream and working interest	600,000	500,000
Total unrecognized non-cash stock-based compensation expense	$ 6,400,000	$ 5,400,000
Expected to be recognized over weighted average period	2 years 1 month 6 days	2 years 1 month 6 days
Performance based RSU
Stock-based payments
Vesting period	3 years
Granted | EquityInstruments	20,153	24,724
Performance based RSU | Bottom
Stock-based payments
Target settlement range 0% to 100%	0.00%
Performance based RSU | Top
Stock-based payments
Target settlement range 0% to 100%	100.00%
Time-based RSU
Stock-based payments
Vesting period	3 years
Granted	19,863	24,341